LONG-TERM DEBT - Bank credit facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term debt	$ 3,294,557	$ 3,180,301
Assets carrying value	6,673,403	5,812,685
Secured revolving credit facility | Videotron
Long-term debt
Drawn credit facility	0	209,400
Export financing facility | Videotron
Long-term debt
Drawn credit facility	5,400	16,100
Secured revolving credit facility matures in July 2021 | Videotron
Long-term debt
Maximum borrowing capacity	965,000
Bank credit facilities
Long-term debt
Long-term debt	5,357	225,521
Bank credit facilities | Videotron
Long-term debt
Assets carrying value	6,665,700	$ 5,804,300
Secured export financing facility matures in June 2018 | Videotron
Long-term debt
Maximum borrowing capacity	$ 75,000